Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, Gross			$ 4,229	$ 3,429	$ 3,330
Accumulated impairment losses			(492)	(492)	(492)
Changes in the carrying amount of goodwill by operating segment
Goodwill, Beginning Balance	$ 2,937	$ 2,838
Purchase price allocation adjustments	1	13
Goodwill acquired during the year	865	184
Goodwill disposed of during the year	(13)	(48)
Foreign exchange	(53)	(50)
Goodwill, Ending Balance	2,937	2,838	3,737	2,937	2,838
Willis GB formerly Global [Member]
Goodwill [Line Items]
Goodwill, Gross			572	555	555
Accumulated impairment losses			0	0	0
Changes in the carrying amount of goodwill by operating segment
Goodwill, Beginning Balance	555	555
Purchase price allocation adjustments	0	3
Goodwill acquired during the year	25	0
Goodwill disposed of during the year	(2)	0
Foreign exchange	(6)	(3)
Goodwill, Ending Balance	555	555	572	555	555
Capital, Wholesale & Reinsurance [Member]
Goodwill [Line Items]
Goodwill, Gross			1,025	852	851
Accumulated impairment losses			0	0	0
Changes in the carrying amount of goodwill by operating segment
Goodwill, Beginning Balance	852	851
Purchase price allocation adjustments	0	0
Goodwill acquired during the year	184	5
Goodwill disposed of during the year	(1)	0
Foreign exchange	(10)	(4)
Goodwill, Ending Balance	852	851	1,025	852	851
North America
Goodwill [Line Items]
Goodwill, Gross			1,512	1,512	1,557
Accumulated impairment losses			(492)	(492)	(492)
Changes in the carrying amount of goodwill by operating segment
Goodwill, Beginning Balance	1,020	1,065
Purchase price allocation adjustments	0	3
Goodwill acquired during the year	11	0
Goodwill disposed of during the year	(10)	(48)
Foreign exchange	(1)	0
Goodwill, Ending Balance	1,020	1,065	1,020	1,020	1,065
International
Goodwill [Line Items]
Goodwill, Gross			1,120	510	367
Accumulated impairment losses			0	0	0
Changes in the carrying amount of goodwill by operating segment
Goodwill, Beginning Balance	510	367
Purchase price allocation adjustments	1	7
Goodwill acquired during the year	645	179
Goodwill disposed of during the year	0	0
Foreign exchange	(36)	(43)
Goodwill, Ending Balance	$ 510	$ 367	$ 1,120	$ 510	$ 367